Long-Term Debt - Summary of Scheduled Principal Repayments on Long-Term Debt Including Finance Lease Obligations (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Debt Disclosure [Abstract]
2020	$ 746,358
2021	899,206
2022	667,456
2023	574,492
2024	2,260,295
Thereafter	1,778,870
Total	$ 6,926,677